Stock Incentive Plan (Schedule Of Weighted Average Fair Value Of Stock Options Granted) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Incentive Plan [Abstract]
Risk-free interest rate	2.20%	2.50%	2.00%
Dividend yield	2.20%	2.20%	2.30%
Expected life in years	4.1	4.1	4.1
Expected volatility	45.00%	42.00%	34.00%